Business Combinations - Additional Information (Detail) - USD ($)			7 Months Ended	12 Months Ended
	Jun. 13, 2025	Jan. 08, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill	$ 20,300,000	$ 1,260,000
Goodwill	$ 18,581,000	$ 691,000	$ 429,279,000	$ 429,279,000	$ 429,279,000		$ 429,035,000
SDI [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage		100.00%
Business Combination, Consideration Transferred		$ 16,941,000
Payments to Acquire Businesses, Gross		11,154,000
Business Combination Deferred Payment		5,500,000
Deferred Policy Acquisition Cost		$ 5,500,000
Spartan [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage	100.00%
Business Combination, Consideration Transferred	$ 67,006,000
Adjustment Of Deferred Taxes With The Offset To Goodwill	$ 244,000
SOLV Energy Holdings LLC [Member]
Business Combination [Line Items]
Goodwill			429,279,000	429,279,000	429,279,000	$ 410,006,000
SOLV Energy Holdings LLC [Member] | Trade Names [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years	5 years
SOLV Energy Holdings LLC [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life	13 years	4 years
SOLV Energy Holdings LLC [Member] | Order or Production Backlog [Member]
Business Combination [Line Items]
Finite-Lived Intangible Asset, Useful Life	1 year	1 year
SOLV Energy Holdings LLC [Member] | SDI [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage		100.00%
Business Combination, Consideration Transferred		$ 16,941
Payments to Acquire Businesses, Gross		11,154
Business Combination Deferred Payment		5,500
Equipment Financing Borrowings		14,500
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill		1,260
Goodwill		691
Business Combination, Acquiree's Revenue since Acquisition Date, Actual					67,933
Business Combination, Acquiree's Earnings (Loss) since Acquisition Date, Actual					$ 455
Business Combination, Acquisition-Related Cost, Expense				113		$ 1,912
SOLV Energy Holdings LLC [Member] | SDI [Member] | Trade Names [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill		370
SOLV Energy Holdings LLC [Member] | SDI [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill		600
SOLV Energy Holdings LLC [Member] | SDI [Member] | Order or Production Backlog [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill		$ 290
SOLV Energy Holdings LLC [Member] | Spartan [Member]
Business Combination [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage	100.00%
Business Combination, Consideration Transferred	$ 67,006
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill	20,300
Goodwill	18,581
Business Combination, Acquiree's Revenue since Acquisition Date, Actual			$ 37,510
Business Combination, Acquisition-Related Cost, Expense				$ 778
SOLV Energy Holdings LLC [Member] | Spartan [Member] | Trade Names [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill	2,600
SOLV Energy Holdings LLC [Member] | Spartan [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill	14,800
SOLV Energy Holdings LLC [Member] | Spartan [Member] | Order or Production Backlog [Member]
Business Combination [Line Items]
Business Combination, Recognized Asset Acquired, Identifiable Intangible Asset, Excluding Goodwill	$ 2,900